Related Party Transactions - Founder Shares (Details)		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Oct. 16, 2020 USD ($) Day $ / shares shares	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) [1]	Sep. 30, 2021 USD ($) shares	Jan. 14, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 0	$ 1,700,000	$ 25,000	$ 1,700,000
Shares subject to forfeiture					0
Sponsor
Related Party Transaction [Line Items]
Number of shares issued	1,437,500
Aggregate purchase price | $	$ 25,000
Shares subject to forfeiture	187,500					0
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Percentage of shares restricted for transfer after completion of business combination	50
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day	30
Sponsor | Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture						0
Sponsor | Minimum
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion	9 months

[1]	Included 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).